Note 4 - Business Acquisitions	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Business Combination Disclosure [Text Block]
Note 4. Business Acquisitions

Delos Internet

In February 2013, the Company completed the acquisition of Delos Internet (“Delos”). The Company obtained full control of Delos and determined that the acquisition was a business combination to be accounted for under the acquisition method. The following table summarizes the consideration transferred and the amounts of identified assets acquired and liabilities assumed at the acquisition date. The number of shares issued was determined based on the closing price of the Company’s common stock on the February 28, 2013 closing date which was $49.40.

	Original	Adjustments	Final
Fair value of consideration transferred:
Cash	$225,000	$-	$225,000
Common stock	1,071,172	(119,916)	951,256
Other liabilities assumed	-	36,733	36,733
Capital lease obligations assumed	128,929	-	128,929
Total consideration transferred	1,425,101	(83,183)	1,341,918

Fair value of identifiable assets acquired and liabilities assumed:
Cash	2,058	-	2,058
Accounts receivable	80,524	1,286	79,238
Property and equipment	826,524	18,824	807,700
Security deposits	1,993	-	1,993
Accounts payable	(26,970)	2,566	(29,536)
Deferred revenue	(62,110)	(2,135)	(59,975)
Other liabilities	(89,930)	-	(89,930)
Total identifiable net tangible assets	732,089	20,541	711,548
Customer relationships	1,634,469	-	1,634,469
Total identifiable net assets	2,366,558	20,541	2,346,017
Gain on business acquisition	$941,457	$62,642	$1,004,099

The Company recognized a gain on business acquisition of $1,004,099 which is included in other income (expense) in the Company’s consolidated statements of operations for the year ended December 31, 2013. The challenging economic environment during 2012 made it difficult for smaller companies like Delos to raise sufficient capital to sustain their growth. As a result, the Company was able to acquire the customer relationships and wireless network of Delos at a discounted price.

In May 2013, the Company finalized the purchase price of Delos which resulted in a reduction of approximately $21,000 of identifiable net assets and an increase in the gain on business acquisition of approximately $63,000. The purchase price adjustment resulted in a decrease in the number of shares of common stock issued to Delos of 2,427 from 21,684 to 19,256 shares.

The results of operations of Delos have been included in the Company’s consolidated statements of operations since the completion of the acquisition in February 2013. Revenues generated from customers acquired from Delos totaled approximately $517,000 for the year ended December 31, 2013.

During the year ended December 31, 2013, the Company incurred approximately $99,000 of third-party costs in connection with the Delos acquisition. These expenses are included in the general and administrative expenses in the Company’s consolidated statements of operations.

Pro Forma Information

The following table reflects the unaudited pro forma results from continuing operations had the Delos acquisition taken place at the beginning of the 2013 period:

Year Ended December 31,
2013
Revenues	$32,005,154
Amortization expense	3,159,196
Total operating expenses	41,844,651
Net loss	(9,131,670)
Basic net loss per share	$(2.80)

The pro forma information presented above does not purport to present what actual results would have been had the Delos acquisition actually occurred at the beginning of 2013 nor does the information project results for any future period.